PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

Amounts in R million	Note	Mine plant facilities and equipment	Mine property and development	Exploration assets	Capital work in progress	Total

30 June 2024
Cost		3,106.6	2,944.0	19.2	3,219.6	9,289.4
Balance at the beginning of the year		2,901.6	2,788.6	16.2	498.0	6,204.4
Additions - property, plant and equipment owned[1]		193.1	196.2	3.0	2,721.6	3,113.9
Additions - right-of-use assets	10.1	—	4.5	—	—	4.5
Lease modifications	10.1	—	4.4	—	—	4.4
Lease derecognitions	10.1	(1.3)	(3.2)	—	—	(4.5)
Disposals and scrapping		(9.6)	(58.4)	—	—	(68.0)
Change in estimate of decommissioning asset	11	22.8	11.9	—	—	34.7
Accumulated depreciation and impairment		(1,206.6)	(1,278.2)	(9.7)	—	(2,494.5)
Balance at the beginning of the year		(1,108.7)	(1,176.5)	(9.7)	—	(2,294.9)
Depreciation	5.1	(110.3)	(160.1)	—	—	(270.4)
Lease derecognitions		4.0	—	—	—	4.0
Disposals and scrapping		8.4	58.4	—	—	66.8
Carrying value at end of the year		1,900.0	1,665.8	9.5	3,219.6	6,794.9

Comprising:
Property, plant and equipment owned		1,894.1	1,646.0	9.5	3,219.6	6,769.2
Right-of-use assets	10.1	5.9	19.8	—	—	25.7
Carrying value at end of the year		1,900.0	1,665.8	9.5	3,219.6	6,794.9

30 June 2023
Cost		2,901.6	2,788.6	16.2	498.0	6,204.4
Balance at the beginning of the year		2,733.9	2,419.6	14.2	—	5,167.7
Additions - property, plant and equipment owned		157.5	365.1	2.0	498.0	1,022.6
Additions - right-of-use assets	10.1	—	6.1	—	—	6.1
Lease modifications	10.1	(0.6)	—	—	—	(0.6)
Lease derecognitions	10.1	(4.2)	(0.8)	—	—	(5.0)
Disposals and scrapping		(6.6)	(0.2)	—	—	(6.8)
Change in estimate of decommissioning asset	11	21.6	(1.2)	—	—	20.4
Accumulated depreciation and impairment		(1,108.7)	(1,176.5)	(9.7)	—	(2,294.9)
Balance at the beginning of the year		(1,017.0)	(1,056.9)	(9.7)	—	(2,083.6)
Depreciation	5.1	(97.9)	(119.6)	—	—	(217.5)
Lease derecognitions		4.0	—	—	—	4.0
Disposals and scrapping		2.2	—	—	—	2.2

Carrying value at end of the year		1,792.9	1,612.1	6.5	498.0	3,909.5

Comprising:
Property, plant and equipment owned		1,783.2	1,587.0	6.5	498.0	3,874.7
Right-of-use assets	10.1	9.7	25.1	—	—	34.8

Carrying value at end of the year		1,792.9	1,612.1	6.5	498.0	3,909.5
[1] Capital work in progress mainly relates to the Ergo solar power plant and integrated BESS of R2,606.6 million (2023: R498.0 million) and the FWGR RTSF construction of R603.8 million (2023: Rnil)
[2] This amount includes cash additions of R2,862.2 million (2023: R959.7 million)